Leases - Summary of lease expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation charge of right-of-use assets
Interest on lease liabilities (including in Financial expenses)	€ 217	€ 259	€ 286
Interest on sublease receivable (including in Financial income)	(26)	(46)	(62)
Variable lease payments not included in the measurement of lease liabilities	0
Expenses relating to short-term leases and leases of low-value assets	137	166	182
Total expenses related to leases	1,167	1,449	1,450
Property Member [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	454	428	399
Vehicles [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	76	75	90
Plant and Equipments [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	€ 309	€ 567	€ 555